Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	June 30	December 31
	2025	2024
Accrued employee compensation	374,883	447,161
Deferred Revenue (1)	115,690	142,340
Warranty provision	12,335	12,335
Advances from customers	167,230	46,134
Accrued expenses	160,106	272,819
Other current liabilities	5,586	13,206
	835,830	933,995

(1) The following table shows the change in deferred revenue for the respective periods:

Schedule of Change in Deferred Revenue	The following table shows the change in deferred revenue for the respective periods:
	June 30	December 31
	2025	2024
Balance at the beginning of the period	142,340	201,762
Deferred revenue relating to new sales	-	104,450
Revenue recognized during the period	(26,650)	(163,872)
Balance at the end of the period	115,690	142,340